Acquisition and Disposal (Tables)	12 Months Ended
Jun. 30, 2026
Acquisition and Disposal [Abstract]
Schedule of Fair Value of the Purchase Price

The following is a summary of the fair value of the purchase price and the preliminary allocation of the purchase price to the assets acquired and liabilities assumed:

RMB
Consideration transferred:
Stock consideration	2,102,027
Total fair value of purchase price	2,102,027

The following is a summary of the fair value of the purchase price and the preliminary allocation of the purchase price to the assets acquired and liabilities assumed:

RMB
Consideration transferred
Stock consideration	1,043,547
Total fair value of purchase price	1,043,547

The following is a summary of the fair value of the purchase price and the preliminary allocation of the purchase price to the assets acquired and liabilities assumed:

RMB
Consideration transferred:
Stock consideration	906,152
Cash consideration	179,709
Total fair value of purchase price	1,085,861

The following is a summary of the fair value of the purchase price and the final allocation of the purchase price to the assets acquired and liabilities assumed:

RMB
Consideration transferred	1,341,422
Add: Non-controlling interest	1,336,190
Total fair value of purchase price	2,677,612

Schedule of Purchase Price Allocation to Assets Acquired and Liabilities Assumed
Assets acquired	RMB
Cash and cash equivalents and restricted cash	120
Short term investments	306
Accounts receivable and contract assets	185
Amounts due from related parties	100
Other receivables and current assets	544
Inventories	1,973,463
Investments in affiliates	244
Property, plant, and equipment, net	10,231
Intangible asset (Note 2(j) and Note 12)	15,643
- Software Copyright	2,150
- Patent right	2,684
- Trademark right	2,828
- Customer Relations and Sales Channels	3,954
- Scientific Research Collaboration and Intellectual Property Coordination	1,631
- Supply Chain and Production Qualifications	1,905
- Other Intangible Asset	491
Right of use asset	105
Total assets acquired	2,000,941

Liabilities Assumed
Accounts payables	126
Contract liabilities	233
Other payable and accrued expenses	17,730
Accrued payroll	139
Operating lease liabilities	309
Deferred tax liabilities	758
Total liabilities assumed	19,295
Total identifiable net assets acquired	1,981,646
Preliminary goodwill	120,381
RMB
Assets acquired
Cash and cash equivalents and restricted cash	2,392
Accounts receivable and contract assets	376
Amounts due from related parties	35,791
Other receivables and current assets	2,800
Inventories	2,453
Investments in affiliates	114,244
Property, plant, and equipment, net	6,925
Intangible asset (Note 2(j) and Note 12)	93,791
- Software Copyright	34,054
- Patent right	24,767
- Trademark rights	34,054
- Other Intangible Asset	916
Right of use asset	663
Total assets acquired	259,435

Liabilities Assumed
Accounts payables	384
Contract liabilities	7,116
Other payable and accrued expenses	4,389
Accrued payroll	350
Long-term loan	2,048
Operating lease liabilities	572
Deferred tax liabilities	4,645
Amount due to related parties	29,800
Total liabilities assumed	49,304
Total identifiable net assets acquired	210,131
Preliminary goodwill	833,416
RMB
Assets acquired
Cash and cash equivalents and restricted cash	47,227
Short term investments	10,000
Accounts receivable and contract assets	30,817
Other receivables and current assets	49,142
Inventories	5,943
Property, plant, and equipment, net	981
Intangible asset (Note 2(j) and Note 12)	14,816
- Trademark rights	5,926
- Brands	3,210
- Domain names	5,680
Other non-current assets	156
Right of use asset	907
Total assets acquired	159,989

Liabilities Assumed
Short-term loan	26,300
Accounts payables and contract liabilities	55,192
Other payable and accrued expenses	44,800
Accrued payroll	625
Amount due to related parties	3,003
Operating lease liabilities	822
Deferred tax liabilities	2,222
Long-Term Loan	5,000
Total liabilities assumed	137,964
Total identifiable net assets acquired	22,025
Less: Non-controlling interest of certain subsidiaries of Times Good	531
Preliminary goodwill	1,064,367
Assets acquired	RMB
Cash and cash equivalents and restricted cash	601,925
Short term investments	928,270
Accounts receivable and contract assets	1,350,421
Other receivables and current assets	231,853
Property, plant, and equipment, net	91,659
Intangible asset (Note 2(h) and Note 10)	468,832
- Software	91,178
- Non-compete agreements	8,175
- Agent resources	137,944
- Insurance broker licenses	89,071
- Trademark rights	142,464
Deferred tax assets	40,735
Other non-current assets	235,752
Right of use asset	136,056
Total assets acquired	4,085,503

Liabilities Assumed
Short-term loan	164,300
Accounts payables and accrued commissions	806,770
Other payable and accrued expenses	183,187
Accrued payroll	93,697
Income tax payable	100,260
Operating lease liabilities	128,475
Deferred tax liabilities	251,780
Other liabilities	82,686
Total liabilities assumed	1,811,155
Total identifiable net assets acquired	2,274,348
Less: Non-controlling interest of certain subsidiaries of AIFU	(266,255)
Goodwill	669,519

Schedule of Future Results of Operations of the Consolidated Enterprises	It is based on historical information and does not purport to represent the actual results that may have occurred had the Group consummated the acquisitions on July 1, 2023, nor is it necessarily indicative of future results of operations of the consolidated enterprises:

Year Ended June 30, 2024
RMB
Total net revenues	2,419,634
Loss from operations	(453,560)
Net loss	(397,718)
Net loss attributable to the Company’s shareholders	(250,192)